Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of associates [abstract]
Investments in associates and joint ventures	The entities listed below have share capital consisting solely of ordinary shares, which are held directly by the Group. The country of incorporation or registration is also their principal place of business, and the proportion of ownership interest is the same as the proportion of voting rights held.

Name of entity	% of ownership interest	Nature of relationship	Measurement method	Equity	Carrying amount

Du Agro Holdings S.A.	49%	Joint Venture (1)	Equity method	3,213	1,574
Wealth High Governance Holding de Participações S.A.	49.9%	Associate (2)	Equity method	149,520	74,610
O Primo Rico Mídia, Educacional e Participações Ltda.	20%	Associate (3)	Equity method	10,330	2,066
Total equity-accounted investments				163.063	78.250

(1)
On June 23, 2020, the Company acquired a 49% interest in DuAgro Holdings S.A. (“DuAgro”), a joint venture involved in the agribusiness. DuAgro is an integrated platform that utilizes technology to finance the purchase of agricultural inputs. The focus is on small- and medium-sized producers.

(2)
On September 8, 2020, the Company entered into an agreement to hold a 49.9% minority stake of the total share capital of Wealth High Governance Holding de Participações S.A. (“WHG”) formely denominated VPL Gestão Patrimonial e Participações S.A. With this transaction XP Inc. is complementing the existing offering to ultra-high-net-worth individual in the Wealth Management segment.

(3)	O Primo Rico is a company focused on digital content services, including developing and selling financial education courses and online events.

Entity	December 31, 2019	Acquisition/Equity	Equity in earnings	Other comprehensive income	Goodwill (i)	December 31, 2020

Du Agro Holdings S.A.	—	2,335	(777)	17	408	1,983
Wealth High Governance Holding de Participações S.A. (ii)	—	74,851	(240)	—	621,248	695,859
O Primo Rico	—	242	1,879	(56)	—	2,065
Total	—	77,428	862	(39)	621,656	699,907

(i)	Related to the acquisitions of associates and joint ventures. As of December 31, 2020 the goodwill recognized is includes the value of expected synergies arising from the investments.
(ii)	The Goodwill included an element of contingent consideration. The fair value of the contingent consideration is in Note 23.